Document and Entity Information	12 Months Ended
Sep. 30, 2019 shares
Entity Information [Line Items]
Entity Registrant Name	CGI Inc
Entity Central Index Key	0001061574
Current Fiscal Year End Date	--09-30
Document Type	40-F
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Emerging Growth Company	false
Entity Current Reporting Status	Yes
Class A subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	239,857,462
Class B multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	28,945,706